FORTRESS ADJUSTABLE RATE U.S. GOVERNMENT FUND, INC.


SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 1995
Effective March 31, 1996 the name of "Fortress Adjustable Rate U.S. Government Fund, Inc." has been changed to "Federated Adjustable Rate U.S. Government Fund, Inc." Accordingly, all references to Fortress Adjustable Rate U.S. Government Fund, Inc. in the Prospectus should reflect this change.

                                                               March 29, 1996
   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   CUSIP 349554105
   G00754-03 (3/96)





FORTRESS ADJUSTABLE RATE U.S. GOVERNMENT FUND, INC.


SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1995 Effective March 31, 1996, the name of "Fortress Adjustable Rate U.S. Government Fund, Inc." has been changed to "Federated Adjustable Rate U.S. Government Fund, Inc." Accordingly, all references to Fortress Adjustable Rate U.S. Government Fund, Inc. in the Statement of Additional Information should reflect this change.

                                                               March 29, 1996
   FEDERATED SECURITIES CORP.


   Distributor
   A subsidiary of FEDERATED INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   CUSIP 349554105